Note 6 - Net Sales (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the reconciliation between gross sales and net sales [text block]
	2018	2017	2016
Gross sales and/or services	73,628.9	72,411.0	79,551.1
Excise duty	(15,876.6)	(16,192.9)	(16,345.2)
Discounts	(7,521.0)	(8,318.8)	(17,603.3)
	50,231.3	47,899.3	45,602.6